Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2026
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

5.  Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Prepayments	10,952	8,339
Interest receivables	5,136	6,095
Deposits	1,639	998
Purchase rebates	1,100	1,142
Value-added tax receivables	598	4,567
Others	771	632
	20,196	21,773

No allowance for credit losses has been made for other receivables, prepayments and deposits for the six months ended June 30, 2026 and the year ended December 31, 2025.